Employee Benefit Plans - Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Other long-term asset	$ 73,520	$ 8,440
Other current liability	(11,692)	(9,213)
Pension and other post-retirement liabilities	(247,201)	(233,891)
Amounts recognized in consolidated balance sheets	$ (185,373)	$ (234,664)